--------------------------------------------------------------------------------

                          PFL WRIGHT VARIABLE ANNUITY

                                The PFL Wright
                           Variable Annuity Account
                                Annual Report
                               December 31, 1995



                         [LOGO PFL LIFE APPEARS HERE]

--------------------------------------------------------------------------------

Dear Valued Policyholders:

The year just ended was one for the record books. Investment values increased by $1.75 trillion in the U.S. stock market and $750 billion in the U.S. bond market. Foreign securities also progressed to higher price levels, but not as aggressively. Underlying the explosive growth in U.S. security values was a 10%-15% increase in corporate profits to record levels, continued moderate inflation and nearly a two percentage point decline in long-term interest rates.

As 1996 unfolds, a return to normalcy can be expected. Investment values should remain on their upward movement both domestically and abroad, but the rate of increase is likely to be comparatively lower. We remain particularly optimistic about the prospects for high-quality issues such as those in the PFL Wright Variable Annuity Portfolios.

The Annual Report of the PFL Wright Variable Annuity Account for the year ended December 31, 1995 is presented herein. Contained in this report is information on the following Subaccounts:

   Wright Near Term Bond Subaccount
   Wright Total Return Bond Subaccount
   Wright Selected Blue Chip Subaccount
   Wright International Blue Chip Subaccount

We are energized by the confidence that you have expressed in the PFL Wright Variable Annuity and will focus our efforts even more sharply on ways to better serve your needs. In that vein, an automatic deposit option (CHECK-O-MATIC) was recently introduced and is now available.

Prosperity and health in the coming year.

Sincerely,

/s/ William L. Busler

William L. Busler
President
PFL Life Insurance Company

--------------------------------------------------------------------------------

THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The PFL Wright Variable Annuity Account (comprising, respectively, the Wright Near Term Bond, Wright Total Return Bond, Wright Selected Blue Chip and Wright International Blue Chip subaccounts) as of December 31, 1995, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1995 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The PFL Wright Variable Annuity Account at December 31, 1995 and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                 Ernst & Young LLP

Des Moines, Iowa
February 6, 1996

--------------------------------------------------------------------------------
THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
December 31, 1995

                                                                       WRIGHT
                                                                     NEAR TERM
                                                                        BOND
                                                            TOTAL    SUBACCOUNT
                                                          ---------- ----------
ASSETS
Cash....................................................  $       20       10
Investments in mutual funds, at current market value:
 Wright Managed Blue Chip Series Trust
  Wright Near Term Bond Portfolio
   33,060.442 shares @ $9.88 (cost $319,194)............     326,637  326,637
  Wright Total Return Bond Portfolio
   54,676.087 shares @ $9.83 (cost $509,573)............     537,466      --
  Wright Selected Blue Chip Portfolio
   196,275.675 shares @ $11.41 (cost $1,978,790)........   2,239,505      --
  Wright International Blue Chip Portfolio
   135,714.947 shares @ $10.06 (cost $1,318,175)........   1,365,292      --
                                                          ----------  -------
 Total investments in mutual funds......................   4,468,900  326,637
                                                          ----------  -------
Total Assets............................................  $4,468,920  326,647
                                                          ==========  =======
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable..........................  $      279      --
                                                          ----------  -------
 Total Liabilities......................................         279      --
Contract Owners' Equity:
 Deferred annuity contracts terminable by owners (Notes
  2 and 5)..............................................   4,468,641  326,647
                                                          ----------  -------
                                                          $4,468,920  326,647
                                                          ==========  =======

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

   WRIGHT                          WRIGHT                             WRIGHT
    TOTAL                         SELECTED                         INTERNATIONAL
 RETURN BOND                     BLUE CHIP                           BLUE CHIP
 SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
 -----------                     ----------                        -------------
        10                             --                                  --
       --                              --                                  --
   537,466                             --                                  --
       --                        2,239,505                                 --
       --                              --                            1,365,292
   -------                       ---------                           ---------
   537,466                       2,239,505                           1,365,292
   -------                       ---------                           ---------
   537,476                       2,239,505                           1,365,292
   =======                       =========                           =========
       --                              236                                  43
   -------                       ---------                           ---------
       --                              236                                  43
   537,476                       2,239,269                           1,365,249
   -------                       ---------                           ---------
   537,476                       2,239,505                           1,365,292
   =======                       =========                           =========

--------------------------------------------------------------------------------
THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

                                                                       WRIGHT
                                                                     NEAR TERM
                                                                        BOND
                                                           TOTAL     SUBACCOUNT
                                                        -----------  ----------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends............................................. $   113,111    15,926
Expenses (Note 4):
 Administration Fee....................................       1,500       118
 Mortality and expense risk charge.....................      36,045     3,473
                                                        -----------   -------
   Net investment income (loss)........................      75,566    12,335
                                                        -----------   -------
NET REALIZED AND UNREALIZED CAPITAL GAIN FROM
 INVESTMENTS
Net realized capital gain from sales of investments:
 Proceeds from sales...................................   1,414,553   302,860
 Cost of investments sold..............................   1,377,773   301,616
                                                        -----------   -------
Net realized capital gain from sales of investments ...      36,780     1,244
Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the year.................................    (141,333)  (11,500)
 End of the year.......................................     343,168     7,443
                                                        -----------   -------
   Net change in unrealized appreciation/depreciation
    of investments.....................................     484,501    18,943
                                                        -----------   -------
   Net realized and unrealized capital gain from
    investments........................................     521,281    20,187
                                                        -----------   -------
INCREASE FROM OPERATIONS............................... $   596,847    32,522
                                                        ===========   =======

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  WRIGHT                           WRIGHT                            WRIGHT
   TOTAL                          SELECTED                        INTERNATIONAL
RETURN BOND                      BLUE CHIP                          BLUE CHIP
SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
-----------                      ----------                       -------------
   22,811                          67,617                              6,757
      238                             692                                452
    4,947                          15,479                             12,146
  -------                         -------                            -------
   17,626                          51,446                             (5,841)
  -------                         -------                            -------
  240,590                         424,039                            447,064
  233,846                         400,982                            441,329
  -------                         -------                            -------
    6,744                          23,057                              5,735
  (17,153)                        (44,839)                           (67,841)
   27,893                         260,715                             47,117
  -------                         -------                            -------
   45,046                         305,554                            114,958
  -------                         -------                            -------
   51,790                         328,611                            120,693
  -------                         -------                            -------
   69,416                         380,057                            114,852
  =======                         =======                            =======

--------------------------------------------------------------------------------

THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1995 and 1994, Except as Noted

                                                                 WRIGHT
                                                                NEAR TERM
                                                                  BOND
                                            TOTAL              SUBACCOUNT
                                     ---------------------  ------------------
                                        1995       1994       1995    1994/1/
                                     ----------  ---------  --------  --------
OPERATIONS
 Net investment income (loss)....... $   75,566     19,280    12,335    10,388
 Net realized capital gain (loss)...     36,780    (44,146)    1,244   (12,468)
 Net change in unrealized
  appreciation/depreciation of
  investments.......................    484,501   (140,506)   18,943   (11,500)
                                     ----------  ---------  --------  --------
 Increase (decrease) from
  operations........................    596,847   (165,372)   32,522   (13,580)
                                     ----------  ---------  --------  --------
CONTRACT TRANSACTIONS
 Net contract purchase payments.....  1,071,758  3,722,425    77,059   775,759
 Transfer payments from (to) other
  subaccounts or general account....   (114,120)   (13,566) (135,719) (310,263)
 Contract terminations, withdrawals,
  and other deductions..............   (736,613)   (59,907)  (99,131)      --
                                     ----------  ---------  --------  --------
 Increase (decrease) from contract
  transactions......................    221,025  3,648,952  (157,791)  465,496
                                     ----------  ---------  --------  --------
 Net increase (decrease) in contract
  owners' equity....................    817,872  3,483,580  (125,269)  451,916
CONTRACT OWNERS' EQUITY
 Beginning of the period............  3,650,769    167,189   451,916       --
                                     ----------  ---------  --------  --------
 End of the period.................. $4,468,641  3,650,769   326,647   451,916
                                     ==========  =========  ========  ========

/1/Period from January 6, 1994 (commencement of operations) to December 31,
1994

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

       WRIGHT                     WRIGHT                        WRIGHT
        TOTAL                    SELECTED                    INTERNATIONAL
     RETURN BOND                 BLUE CHIP                     BLUE CHIP
     SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
 --------------------      --------------------------    --------------------------
   1995        1994          1995          1994/1/         1995          1994/1/
 --------    --------      ---------      ---------      ---------      ---------
   17,626      14,282         51,446            859         (5,841)        (6,249)
    6,744     (23,120)        23,057         (4,908)         5,735         (3,650)
   45,046     (16,326)       305,554        (44,839)       114,958        (67,841)
 --------    --------      ---------      ---------      ---------      ---------
   69,416     (25,164)       380,057        (48,888)       114,852        (77,740)
 --------    --------      ---------      ---------      ---------      ---------
  166,975     609,386        513,090      1,297,693        314,634      1,039,587
 (173,228)   (212,796)       237,738        225,791        (42,911)       283,702
  (45,543)    (18,759)      (342,677)       (23,535)      (249,262)       (17,613)
 --------    --------      ---------      ---------      ---------      ---------
  (51,796)    377,831        408,151      1,499,949         22,461      1,305,676
 --------    --------      ---------      ---------      ---------      ---------
   17,620     352,667        788,208      1,451,061        137,313      1,227,936
  519,856     167,189      1,451,061            --       1,227,936            --
 --------    --------      ---------      ---------      ---------      ---------
  537,476     519,856      2,239,269      1,451,061      1,365,249      1,227,936
 ========    ========      =========      =========      =========      =========

--------------------------------------------------------------------------------
THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Wright Variable Annuity Account ("Variable Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Wright Near Term Bond, Wright Selected Blue Chip and Wright International Blue Chip subaccounts, commenced operations on January 6, 1994.

The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Variable Account are invested in the portfolios of the Wright Managed Blue Chip Series Trust as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1995.

Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the mutual funds investments are reinvested to purchase additional mutual fund shares.

2. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1995 follows:

                                                    ACCUMULATION
                                      ACCUMULATION      UNIT         TOTAL
SUBACCOUNT                             UNITS OWNED     VALUE     CONTRACT VALUE
----------                            ------------- ------------ --------------
Wright Near Term Bond................   312,204.941  $1.046259     $  326,647
Wright Total Return Bond.............   509,157.449   1.055619        537,476
Wright Selected Blue Chip............ 1,934,519.692   1.157532      2,239,269
Wright International Blue Chip....... 1,380,932.622   0.988643      1,365,249
                                                                   ----------
                                                                   $4,468,641
                                                                   ==========

--------------------------------------------------------------------------------
A summary of changes in contract owners' account units follows:

                                 WRIGHT     WRIGHT      WRIGHT       WRIGHT
                               NEAR TERM     TOTAL     SELECTED   INTERNATIONAL
                                  BOND    RETURN BOND BLUE CHIP     BLUE CHIP
                               SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                               ---------- ----------- ----------  -------------
Units outstanding at 1/1/94..        --     168,578         --            --
Units purchased..............    796,040    646,394   1,355,142     1,087,357
Units redeemed and trans-
 ferred......................   (321,803)  (245,094)    211,939       273,003
                                --------   --------   ---------     ---------
Units outstanding at
 12/31/94....................    474,237    569,878   1,567,081     1,360,360
Units purchased..............     75,750    160,589     465,414       324,834
Units redeemed and trans-
 ferred......................   (237,782)  (221,310)    (97,975)     (304,261)
                                --------   --------   ---------     ---------
Units outstanding at
 12/31/95....................    312,205    509,157   1,934,520     1,380,933
                                ========   ========   =========     =========

3. TAXES
Operations of the Variable Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Variable Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Variable Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Variable Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of $30 per contract which will commence on the first policy anniversary of each contract owner's account. Charges for administrative fees to the variable annuity contracts are an expense of the Variable Account.

PFL Life deducts a daily charge equal to an annual rate of 1.00% of the value of the contract owner's individual account as a charge for assuming certain mortality and expense risks.

--------------------------------------------------------------------------------

5. NET ASSETS
At December 31, 1995 contract owners' equity was comprised of:

                                       WRIGHT     WRIGHT      WRIGHT      WRIGHT
                                     NEAR TERM     TOTAL     SELECTED  INTERNATIONAL
                                        BOND    RETURN BOND BLUE CHIP    BLUE CHIP
                            TOTAL    SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                          ---------- ---------- ----------- ---------- -------------
Unit transactions, accu-
 mulated net investment
 income and realized
 capital gains..........  $4,125,473  319,204     509,583   1,978,554    1,318,132
Adjustment for apprecia-
 tion to market value...     343,168    7,443      27,893     260,715       47,117
                          ----------  -------     -------   ---------    ---------
Total Contract Owners'
 Equity.................  $4,468,641  326,647     537,476   2,239,269    1,365,249
                          ==========  =======     =======   =========    =========

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

  The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                       YEARS ENDED DECEMBER 31 OR COMMENCEMENT
                                             OF OPERATIONS TO DECEMBER 31
                                       ----------------------------------------
                                               1995                1994
                                       -------------------- -------------------
                                       PURCHASES    SALES   PURCHASES   SALES
                                       ---------- --------- --------- ---------
Wright Managed Blue Chip Series Trust
 Wright Near Term Bond Portfolio...... $  157,665   302,860   987,147   511,535
 Wright Total Return Bond Portfolio...    206,065   240,590   812,481   420,240
 Wright Selected Blue Chip Portfolio..    882,068   424,039 1,588,476    85,864
 Wright International Blue Chip Port-
  folio...............................    462,087   447,064 1,413,534   112,467
                                       ---------- --------- --------- ---------
                                       $1,707,885 1,414,553 4,801,638 1,130,106
                                       ========== ========= ========= =========

--------------------------------------------------------------------------------


                       THIS PAGE LEFT BLANK INTENTIONALLY

--------------------------------------------------------------------------------


                       THIS PAGE LEFT BLANK INTENTIONALLY

--------------------------------------------------------------------------------


                       THIS PAGE LEFT BLANK INTENTIONALLY

--------------------------------------------------------------------------------


                       THIS PAGE LEFT BLANK INTENTIONALLY